LEASES - Maturities of undiscounted lease payments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
LEASES
2023	¥ 1,795,727
2024	344,883
2025	80,766
2026	8,314
2027	5,650
Thereafter	17,926
Total undiscounted lease payments	¥ 2,253,266